MARKETABLE SECURITIES (Summary of Available-for-sale Marketable Securities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Available-for-sale – matures within one year:
Amortized cost, within one year	$ 11,160	$ 7,164
Gross unrealized gains, within one year	2	0
Gross unrealized losses, within one year	4	126
Accrued Interest, within one year	70	39
Fair value, within one year	11,228	7,077
Available for-sale - matures after one year:
Amortized cost, after one year	8,642
Gross unrealized gains, after one year	0
Gross unrealized losses, after one year	38
Accrued Interest, after one year	43
Fair value, after one year	8,647
Available-for-sale marketable securities:
Amortized cost	19,802
Debt Securities, Available-for-sale, Unrealized Gain	2
Debt Securities, Available-for-sale, Unrealized Loss	42
Accrued Interest	113
Fair value	19,875
Corporate bonds [Member]
Available-for-sale – matures within one year:
Amortized cost, within one year	10,688	7,164
Gross unrealized gains, within one year	2	0
Gross unrealized losses, within one year	4	126
Accrued Interest, within one year	65	39
Fair value, within one year	10,751	$ 7,077
Available for-sale - matures after one year:
Amortized cost, after one year	8,642
Gross unrealized gains, after one year	0
Gross unrealized losses, after one year	38
Accrued Interest, after one year	43
Fair value, after one year	8,647
Governmental bonds [Member]
Available-for-sale – matures within one year:
Amortized cost, within one year	472
Gross unrealized gains, within one year	0
Gross unrealized losses, within one year	0
Accrued Interest, within one year	5
Fair value, within one year	477
Available for-sale - matures after one year:
Amortized cost, after one year	0
Gross unrealized gains, after one year	0
Gross unrealized losses, after one year	0
Accrued Interest, after one year	0
Fair value, after one year	$ 0